Balances and transactions with related parties: (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of transactions between related parties [line items]
Disclosure of balances receivable from or payable to related parties [Text Block]
At December 31, 2017 and 2018, respectively, the balances receivable from (payable to) related parties shown in the consolidated statement of financial position are comprised as follows:

	2017		2018
Accounts receivable:
Autobuses de Oriente ADO, S. A. de C. V. (Shareholder/services)	Ps	47	Ps	538
Autobuses Golfo Pacífico, S. A. de C. V. (Shareholder/services)		390		271

	Ps	437	Ps	809

(*) Accounts payable and accumulated expenses (Note 10):
Inversiones y Técnicas Aeroportuarias, S. A. de C. V.
(Shareholder/technical assistance)	Ps	(82,771)	Ps	(96,643)
Sociedad Operadora Airplan, S. A.
(Shareholder/technical assistance)		(4,133)
Lava Tap de Chiapas, S. A. de C. V.
(Key Management personnel/services)		(1,047)		(689)

		(87,951)		(97,332)

Net	Ps	(87,514)	Ps	(96,523)

(*)	These are accounts with terms of less than one year under similar market conditions.

Disclosure of transactions between related parties [text block]
At December 31, 2016, 2017 and 2018, the transactions shown in the next page were held with related parties, which were set at the same prices and conditions as those that would have been used in comparable operations by third parties.

	2016		2017		2018
Commercial income :
Autobuses de Oriente, S. A. de C. V. (Stockholder)	Ps	9,615	Ps	11,770	Ps	14,455
Autobuses Golfo Pacífico, S. A. de C. V. (Stockholder)		5,947		6,382		7,014
Coordinados de México de Oriente, S. A. de C. V. (Stockholder)		134		139		150

Interest income :
Aerostar (joint venture)		83,483		69,202

Expenses :
Stockholders:
Technical assistance (Note 15.4)		(288,111)		(346,487)		(386,249)

Related parties:
Administrative services
Leasing		(4,825)		(5,019)		(5,232)
Cleaning services		(9,541)		(10,239)		(10,854)
Other		(2,473)		(598)

Disclosure of detailed information about the benefits granted to key management personnel [text block]
Key personnel include directors, members of the Steering Committee, and Committees.  In the years ended on December 31, 2016, 2017 and 2018, the Company granted the following benefits to the key Management personnel, the Steering Committee and the different Company Committees:

	2016		2017		2018

Short-term salaries and other benefits paid to key personnel (Note 18.17) (*)	Ps	40,062	Ps	84,642	Ps	119,202
Fees paid to the Board of Directors and Committees		4,766		4,974		8,695

(*)
In 2018, 2017 and 2016, includes cost of Ps.
53,268
, Ps.
34,879
, and Ps.
16,350
and Ps.
3,268
, respectively by key personnel of directors of Aerostar and Airplan, who as of June 1, 2018 and October 19, 2017, respectively, were consolidated into the Company.